Inventories and cost of sales (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of inventories [text block] [Abstract]
Schedule of inventories and cost of sales
	2020		2019

Finished goods	Ps.	904,999	224,025
Packing material		26,029	4,577
		931,028	228,602
Merchandise in transit		342,998	116,952
	Ps.	1,274,026	345,554